Dividends (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Oct. 01, 2018	Jun. 30, 2016	Aug. 31, 2018	Oct. 25, 2018	Jun. 28, 2018
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Additional dividend rate			$ 0.0025
Discount from dividend reinvestment plan			2.00%
Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate period			5 years
Dividend payment rate		4.50%	2.791%
Dividends payable, amount per share					$ 0.17444
Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate period			5 years
Shares issued upon conversion		1,987,607
Dividends payable, amount per share					$ 0.20625
5-year Government of Canada Bond Yield [Member] | Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate, variable			2.00%
Three-month Government of Canada Treasury Bill [Member] | Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate, variable			2.00%
Subsequent Event [Member] | Class A Shares [Member]
Disclosure of classes of share capital [line items]
Dividends payable, amount per share				$ 0.098542
Subsequent Event [Member] | Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Dividends payable, amount per share				0.09875
Subsequent Event [Member] | Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividends payable, amount per share				0.17444
Dividends paid, other shares	$ 2
Subsequent Event [Member] | Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividends payable, amount per share				$ 0.21931
Dividends paid but not yet recognized	$ 1